Consolidated Statements of Changes In Shareholders' Equity - USD ($)		Total	Common Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Jul. 28, 2020		$ 0		$ 0	$ 0		$ 0	$ 0
Beginning balance (Shares) at Jul. 28, 2020				0	0	[1]
Class B ordinary shares issued to Sponsor		25,000			$ 431		24,569
Class B ordinary shares issued to Sponsor (Shares)	[1]				4,312,500
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		146,170,277		$ 1,638			146,168,639
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value ,Shares				16,377,622
Offering costs		(8,619,144)					(8,619,144)
Class A ordinary shares subject to possible redemption		(120,314,578)		$ (1,185)			(120,313,393)
Class A ordinary shares subject to possible redemption (Shares)			11,853,653	(11,853,653)
Net loss		(12,261,549)						(12,261,549)
Ending balance (Shares) at Dec. 31, 2020				4,523,969	4,312,500	[1],[2]
Ending balance at Dec. 31, 2020		5,000,006		$ 453	$ 431		17,260,671	(12,261,549)
Class A ordinary shares subject to possible redemption (Shares)			11,879,283
Change in Class A ordinary shares subject to possible redemption, Value		(260,145)		$ (3)			(260,142)
Change in Class A ordinary shares subject to possible redemption, Shares				(25,630)
Forfeiture of Class B ordinary shares on January 7, 2021, Value					$ (22)		22
Forfeiture of Class B ordinary shares on January 7, 2021, Shares	[2]				(218,094)
Net loss		260,149						260,149
Ending balance (Shares) at Mar. 31, 2021				4,498,339	4,094,406	[2]
Ending balance at Mar. 31, 2021		$ 5,000,010		$ 450	$ 409		$ 17,000,551	$ (12,001,400)

[1]	Includes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)
[2]	On January 7, 2021, 218,094 Class B ordinary shares were forfeited to the Company for no consideration due to the over-allotment option expiring unused. (See Note 6)